Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (2,819,009)	$ (2,522,487)	$ (3,471,227)	$ (4,664,455)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	4,735	13,947	16,031	43,410
Amortization of note discount and issuance costs	162,974	0	0	0
Stock based compensation	279,989	301,069	368,662	1,454,062
Right of use lease	1,138	(1,854)	(1,474)	7,864
Financing costs	335,254	69,621	132,308	0
Shares issued for financing costs	49,650	0
Loss on disposition of assets	0	29,940	29,940	0
Investment income	0	(348)	(348)	(58,849)
Gain on settlement of other liabilities and note receivable	(93,000)	0
Changes in operating assets and liabilities:
Accounts receivable	(6,458)	14,413	10,995	41,401
Inventory			0	12,000
Other receivable	0	475,000	475,000	(475,000)
Prepaid expenses and other current assets	790	(16,087)	(9,719)	75,859
Accounts payable	(77,686)	468,893	667,229	124,555
Accrued interest	75,712	0
Unearned subscriptions	(412,653)	(556,460)	(367,311)	273,086
Other liabilities	0	1,043,000
Net cash used in operating activities	(2,649,753)	(681,353)	(705,725)	(3,166,067)
Cash flows from investing activities:
Purchase of property and equipment			0	(2,605)
Purchase of marketable securities	0	(9,273)	(9,273)	(11,293,184)
Sale of marketable securities	0	12,576	12,576	14,565,358
Issuance of note receivable	0	(1,100,000)	(1,100,000)	0
Net cash provided by (used in) investing activities	0	(1,096,697)	(1,096,697)	3,269,569
Cash flows from financing activities:
Purchase of treasury stock			0	(27,650)
Proceeds from issuance of common stock	1,036,670	0	1,200,000	0
Proceeds from issuance of notes payable	1,990,000	1,200,000
Proceeds from merchant cash advance	0	297,750	397,750	0
Principal payments on notes payable	(10,592)	(21,740)	(29,022)	(28,733)
Payments on merchant cash advance	(290,175)	(109,736)	(221,967)	0
Net cash provided by (used in) financing activities	2,725,903	1,366,274	1,346,761	(56,383)
Net increase (decrease) in cash	76,150	(411,776)	(455,661)	47,119
Cash - beginning of period	17,036	472,697	472,697	425,578
Cash - end of period	93,186	60,921	17,036	472,697
Supplemental disclosures:
Interest paid	1,590	224	264	552
Income taxes paid	0	0	0	0
Non-cash investing and financing activities:
Discount on note payable	60,000	0
Discount on note payable from fees payable	195,435	0
Fees payable settled through convertible note payable	164,000	0
Note payable issued for settlement of other liabilities and note receivable	100,000	0
Issuance of stock for settlement of senior secured convertible debenture	609,650	0
Retirement of treasury stock	0	27,650	27,650	1,181,475
Treasury stock purchased with other assets			0	79,100
Shares issued for investment			0	8,424,000
Forfeiture of shares			0	2,400
Nonrelated Party
Changes in operating assets and liabilities:
Advances payable	(50,000)	0	50,000	0
Related Party
Changes in operating assets and liabilities:
Advances payable	$ (101,189)	$ 0	101,189	0
Evtec
Changes in operating assets and liabilities:
Evtec advances payable			$ 1,293,000	$ 0